Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	$ 6,421	$ 3,181
Designated As Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	0	0
Subtotal - Liabilities	10,530	7,847
Not Designated As Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	1,164	154
Subtotal - Liabilities	0	1,040
Total derivatives - Assets	1,164	154
Total derivatives - Liabilites	10,530	8,887
Current portion of financial instruments-Fair Value | Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	4,109	4,666
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	0	1,040
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Bunker Call Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	649	28
Derivative Liability, Current	0	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	6,421	3,181
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Not Designated As Hedging Instrument | Bunker Call Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	515	126
Derivative Liabilities, Noncurrent	$ 0	$ 0